Class A Ordinary Shares Subject to Possible Redemption (Q1) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Initial Public Offering [Member]
Class A Ordinary Shares Subject to Possible Redemption (Details) [Line Items]
Accretion amount	$ 31,410,398	$ 31,410,398
Class A Ordinary Shares [Member]
Class A Ordinary Shares Subject to Possible Redemption (Details) [Line Items]
Shares subject to possible redemption	34,500,000	34,500,000